Note 12 - Components for the Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Internal Revenue Service (IRS) [Member]
Current:
Current federal tax expense
Her Majesty's Revenue and Customs (HMRC) [Member]
Current:
U.K.
National Tax Agency, Japan [Member]
Current:
U.K.	$ 116	$ 119	$ 47
Current state tax expense	30	35	45
Total current provision	$ 146	$ 154	$ 92
Deferred:
Federal
U.K.
State
Total deferred benefit
	$ 146	$ 154	$ 92